DISCONTINUED OPERATIONS - Components of Income From Discontinued Operations (Details) - Non-dating - Discontinued Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	$ 104,416	$ 110,726	$ 51,810
Operating costs and expenses	(114,057)	(130,151)	(76,968)
Operating loss	(9,641)	(19,425)	(25,158)
Other income	11	105
Other expense			(1,422)
Income tax benefit	3,302	6,644	9,848
Loss from discontinued operations	$ (6,328)	$ (12,676)	$ (16,732)